Leases	12 Months Ended
Dec. 25, 2010
Leases [Abstract]
Leases

(11) Leases

The Company is the lessee on certain land leases (the Company leases the land and erects a building) or improved leases (lessor owns the land and building) covering restaurants and other properties. In addition, the Company has leased and subleased land and buildings to others. Many of these leases and subleases provide for future rent escalation and renewal options. In addition, contingent rentals, determined as a percentage of annual sales by our franchisees, are stipulated in certain prime lease and sublease agreements. The Company is generally obligated for the cost of property taxes, insurance, and maintenance relating to these leases. Such costs are typically charged to the sublessee based on the terms of the sublease agreements. The Company also leases certain office equipment and a fleet of automobiles under noncancelable operating leases.

Included in the Company's consolidated balance sheets are the following amounts related to capital leases (in thousands):

	December 25, 2010	December 26, 2009

Leased property under capital leases (included in property and equipment)	$5,303	5,150
Less accumulated depreciation	(1,379)	(1,020)

	$3,924	4,130

Capital lease obligations:
Current	$205	221
Long-term	5,160	5,217

	$5,365	5,438

Capital lease obligations exclude that portion of the minimum lease payments attributable to land, which is classified separately as operating leases. Interest expense associated with the capital lease obligations is computed using the incremental borrowing rate at the time the lease is entered into and is based on the amount of the outstanding lease obligation. Depreciation on capital lease assets is included in depreciation expense in the consolidated statements of operations. Interest expense related to capital leases for fiscal years 2010, 2009, and 2008, was $505 thousand, $493 thousand, and $418 thousand, respectively.

Included in the Company's consolidated balance sheets are the following amounts related to assets leased to others under operating leases, where the Company is the lessor (in thousands):

	December 25, 2010	December 26, 2009

Land	$26,914	27,750
Buildings	37,680	40,727
Leasehold improvements	147,139	143,823
Store, production, and other equipment	245	2,650
Construction in progress	1,403	677

	213,381	215,627
Accumulated depreciation and amortization	(58,341)	(51,836)

	$155,040	163,791

Future minimum rental commitments to be paid and received by the Company at December 25, 2010 for all noncancelable leases and subleases are as follows (in thousands):

	Payments		Receipts Subleases	Net leases
	Capital leases	Operating leases

Fiscal year:
2011	$686	51,363	(59,822)	(7,773)
2012	691	50,812	(58,740)	(7,237)
2013	702	49,757	(57,325)	(6,866)
2014	721	49,200	(56,232)	(6,311)
2015	754	44,878	(55,150)	(9,518)
Thereafter	6,186	406,549	(425,408)	(12,673)

Total minimum rental commitments	9,740	$652,559	(712,677)	(50,378)

Less amount representing interest	4,375

Present value of minimum capital lease obligations	$5,365

Rental expense under operating leases associated with franchised locations is included in occupancy expenses—franchised restaurants in the consolidated statements of operations. Rental expense under operating leases for all other locations, including corporate facilities and company-owned restaurants, is included in general and administrative expenses, net, in the consolidated statements of operations. Total rental expense for all operating leases consisted of the following (in thousands):

	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

Base rentals	$53,704	51,819	54,038
Contingent rentals	4,093	3,711	4,127

	$57,797	55,530	58,165

Total rental income for all subleases consisted of the following (in thousands):

	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

		(As adjusted)	(As adjusted)
Base rentals	$66,630	67,825	69,459
Contingent rentals	24,472	25,826	28,427

	$91,102	93,651	97,886

The impact of the amortization of our unfavorable operating leases acquired resulted in an increase in rental income and a decrease in rental expense as follows (in thousands):

	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

Increase in rental income	$1,806	2,157	3,271
Decrease in rental expense	2,514	2,870	2,724

Total increase in operating income	$4,320	5,027	5,995

Following is the estimated impact of the amortization of our unfavorable operating leases acquired for each of the next five years (in thousands):

	Decrease in rental expense	Increase in rental income	Total increase in operating income

Fiscal year:
2011	$1,603	1,208	2,811
2012	1,325	1,056	2,381
2013	1,141	957	2,098
2014	1,084	871	1,955
2015	980	813	1,793